CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 231,188	$ 235,369
Short-term deposits	1,250,225	916,541
Trade accounts receivable	202,871	222,795
Inventories	244,356	256,855
Other current assets	57,330	78,062
Total current assets	1,985,970	1,709,622
PROPERTY AND EQUIPMENT, NET	1,649,600	1,463,056
INTANGIBLE ASSETS, NET	886	1,530
GOODWILL	7,000	7,000
OTHER LONG-TERM ASSETS, NET	127,980	141,082
TOTAL ASSETS	3,771,436	3,322,290
CURRENT LIABILITIES
Current maturities of long-term debt	16,921	28,112
Trade accounts payable	122,605	123,915
Deferred revenue and customers' advances	176,038	25,581
Employee related liabilities	74,398	70,299
Other current liabilities	14,249	15,840
Total current liabilities	404,211	263,747
LONG-TERM DEBT	124,775	133,406
LONG-TERM CUSTOMERS' ADVANCES	145,368	1,932
EMPLOYEE RELATED LIABILITIES	10,186	6,448
OTHER LONG-TERM LIABILITIES	15,524	12,174
TOTAL LIABILITIES	700,064	417,707
TOTAL SHAREHOLDERS' EQUITY	3,071,372	2,904,583
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,771,436	$ 3,322,290